Cover	Oct. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2026
Entity File Number	001-14543
Entity Registrant Name	TrueBlue, Inc.
Entity Central Index Key	0000768899
Entity Tax Identification Number	91-1287341
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	1015 A Street
Entity Address, City or Town	Tacoma
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98402
City Area Code	(253)
Local Phone Number	383-9101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	TBI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable